UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-06670

CREDIT SUISSE INSTITUTIONAL FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Institutional Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2006 to October 31, 2007

Item 1. Reports to Stockholders.

CREDIT SUISSE

INSTITUTIONAL FUND

Annual Report

October 31, 2007

CREDIT SUISSE INSTITUTIONAL FUND, INC.
■  INTERNATIONAL FOCUS PORTFOLIO

The Portfolio's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, is provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Fund, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and Portfolio holdings described in this document are as of October 31, 2007; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Annual Investment Adviser's Report
October 31, 2007 (unaudited)

November 30, 2007

Dear Shareholder:

For the twelve-month period ended October 31, 2007, Credit Suisse Institutional Fund, Inc. — International Focus Portfolio1 had a gain of 26.56% versus an increase of 24.91% for the Morgan Stanley Capital International EAFE Index (net dividends).2

Market Review: U.S. economy and sub-prime crisis have global effects

For the 12-month period ended October 31, 2007, returns from international equities were positive. While the Japanese equity market lagged other markets, emerging market equities generated particularly strong returns.

The year saw a surge in oil prices, with crude oil moving from just over $50 per barrel to close to $100 per barrel by the end of October. Additionally, other commodities also showed strong increases in price during the year. In the first half of the year, private equity activity drove the prices of small and mid-cap stocks to high levels. Activity slowed, however, after the sub-prime mortgage crisis became apparent. As expected, financials were weak as a result of the sub-prime mortgage crisis. And market participants became increasingly concerned about the effect that a housing slump in the United States would have on the U.S. economy.

Strategic Review and Outlook: Expecting continued positive returns

Positive contributors to performance included our overweight position in energy. Conversely, our underweight position in capital goods detracted from relative performance, as we were incorrect in our view that the slowdown in the United States economy would have a large impact on the capital goods stocks.

Currently, the portfolio remains overweight in energy. However, within this, we have an overweight position in oil services and are underweight the integrated energy companies. We are overweight specific plays in emerging markets — specifically, some emerging market telecommunications services issuers. Additionally, earlier in the year, we were overweight in Korean shipbuilders.

While we believe that financials look cheap, we are not prepared to overweight them fully, as we expect there could be further bad news to come.

In our opinion, one of the main themes that will drive equity markets is whether Asian economies have "decoupled" from the United States economy. Growth in Asia remains strong; however, there is a concern that a slowing U.S. economy will have a detrimental impact on growth in Asia.

1

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Further, we believe that equity market valuations are less attractive than they were one year ago. And while emerging markets have outperformed developed markets, they now trade at premium valuations. We expect to see positive returns from equity markets; however, we do not believe that they will be as high as they have been in previous years.

The Credit Suisse International Equity Team

Neil Gregson
Tom Mann

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. The Portfolio's fifteen largest holdings may account for 40% or more of the Portfolio's assets. As a result of this strategy, the Portfolio may be subject to greater volatility than a portfolio that invests in a larger number of issuers.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

2

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Comparison of Change in Value of $3,000,000 Investment in the
Credit Suisse Institutional Fund, Inc. — International Focus Portfolio1 and
MSCI EAFE Index2 for Ten Years.

3

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Average Annual Returns as of September 30, 20071

1 Year	5 Years	10 Years	Since Inception[3]
26.59%	21.47%	6.16%	9.42%

Average Annual Returns as of October 31, 20071

1 Year	5 Years	10 Years	Since Inception[3]
26.56%	21.19%	7.74%	9.59%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of portfolio shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Morgan Stanley Capital International EAFE Index (Europe, Australasia, Far East) net dividends is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International, Inc. Investors cannot invest directly in an index.

3  Inception date 9/1/92.

4

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2007.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended October 31, 2007

Actual Portfolio Return
Beginning Account Value 5/1/07	$1,000.00
Ending Account Value 10/31/07	$1,124.00
Expenses Paid per $1,000*	$5.09
Hypothetical 5% Portfolio Return
Beginning Account Value 5/1/07	$1,000.00
Ending Account Value 10/31/07	$1,020.42
Expenses Paid per $1,000*	$4.84
Annualized Expense Ratios*	0.95%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements has not been in effect, the Portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

6

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

7

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Schedule of Investments
October 31, 2007

	Number of Shares	Value
COMMON STOCKS (95.1%)
Austria (1.1%)
Energy Equipment & Services (1.1%)
C.A.T. oil AG*	9,652	$259,379
TOTAL AUSTRIA		259,379
Belgium (1.2%)
Metals & Mining (1.2%)
Umicore§	1,196	298,668
TOTAL BELGIUM		298,668
Brazil (1.5%)
Oil & Gas (1.5%)
Petroleo Brasileiro SA - Petrobras ADR§	4,520	376,019
TOTAL BRAZIL		376,019
Denmark (1.4%)
Pharmaceuticals (1.4%)
Novo Nordisk AS Series B*	2,817	349,624
TOTAL DENMARK		349,624
France (11.6%)
Banks (3.1%)
BNP Paribas§	3,030	335,404
Societe Generale§	2,514	424,191
		759,595
Beverages (1.3%)
Pernod Ricard SA§	1,356	313,625
Insurance (2.3%)
Axa§	12,618	566,053
Metals & Mining (1.5%)
Vallourec SA	1,237	359,770
Oil & Gas (1.2%)
Total SA§	3,665	295,385
Pharmaceuticals (1.0%)
Sanofi-Aventis§	2,646	232,465
Textiles & Apparel (1.2%)
LVMH Moet Hennessy Louis Vuitton SA§	2,347	302,818
TOTAL FRANCE		2,829,711
Germany (9.1%)
Auto Components (2.0%)
Continental AG	3,221	486,546
Banks (1.3%)
Deutsche Bank AG§	2,434	323,228

See Accompanying Notes to Financial Statements.
8

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
Germany
Electric Utilities (2.4%)
E.ON AG	2,967	$579,331
Electrical Equipment (1.1%)
Norddeutsche Affinerie AG§	6,493	269,789
Multi-Utilities (2.3%)
RWE AG	4,016	547,943
TOTAL GERMANY		2,206,837
Greece (1.6%)
Wireless Telecommunication Services (1.6%)
Cosmote Mobile Telecommunications SA	11,143	386,173
TOTAL GREECE		386,173
India (2.1%)
Diversified Telecommunication Services (2.1%)
Bharti Airtel, Ltd.*	20,281	525,573
TOTAL INDIA		525,573
Israel (1.6%)
Pharmaceuticals (1.6%)
Teva Pharmaceutical Industries, Ltd. ADR§	8,753	385,220
TOTAL ISRAEL		385,220
Italy (2.6%)
Banks (2.6%)
Intesa Sanpaolo	64,228	508,891
UniCredito Italiano SpA	13,856	119,047
TOTAL ITALY		627,938
Japan (14.2%)
Automobiles (1.1%)
Toyota Motor Corp.	4,813	275,707
Banks (2.3%)
Mitsubishi UFJ Financial Group, Inc.	21,000	210,275
Mizuho Financial Group, Inc.§	62	348,709
		558,984
Chemicals (2.9%)
Kuraray Company, Ltd.	24,068	314,496
Shin-Etsu Chemical Company, Ltd.	6,251	401,255
		715,751
Diversified Financials (1.4%)
Daiwa Securities Group, Inc.§	34,591	333,586
Electronic Equipment & Instruments (1.3%)
Omron Corp.	13,185	324,507

See Accompanying Notes to Financial Statements.
9

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
Japan
Household Products (1.5%)
Uni-Charm Corp.	5,994	$357,810
Machinery (1.7%)
Komatsu, Ltd.	12,004	402,733
Specialty Retail (2.0%)
Yamada Denki Company, Ltd.§	4,669	481,719
TOTAL JAPAN		3,450,797
Luxembourg (1.0%)
Energy Equipment & Services (1.0%)
Acergy SA§	8,908	257,006
TOTAL LUXEMBOURG		257,006
Mexico (2.0%)
Wireless Telecommunication Services (2.0%)
America Movil SAB de CV ADR Series L§	7,307	477,805
TOTAL MEXICO		477,805
Netherlands (7.0%)
Energy Equipment & Services (1.2%)
Fugro NV*	3,449	302,797
Food Products (1.6%)
Koninklijke Numico NV*§	4,851	383,279
Household Durables (1.5%)
Koninklijke (Royal) Philips Electronics NV	8,506	351,479
IT Consulting & Services (2.7%)
Exact Holding NV	8,235	366,179
Ordina NV*	15,276	298,978
		665,157
TOTAL NETHERLANDS		1,702,712
Norway (5.2%)
Banks (1.7%)
DNB NOR ASA	25,242	416,410
Energy Equipment & Services (1.0%)
Sevan Marine ASA*	19,799	245,109
Oil & Gas (2.5%)
DNO ASA*§	110,078	205,572
Prosafe SE§	22,463	398,467
		604,039
TOTAL NORWAY		1,265,558

See Accompanying Notes to Financial Statements.
10

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
Singapore (1.9%)
Banks (1.9%)
United Overseas Bank, Ltd.	30,325	$454,300
TOTAL SINGAPORE		454,300
Spain (4.1%)
Banks (1.7%)
Banco Santander SA§	18,337	400,529
Diversified Telecommunication Services (1.4%)
Telefonica SA§	10,292	340,359
Tobacco (1.0%)
Altadis SA*	3,473	247,368
TOTAL SPAIN		988,256
Sweden (1.0%)
Communications Equipment (1.0%)
Telefonaktiebolaget LM Ericsson	84,762	253,247
TOTAL SWEDEN		253,247
Switzerland (4.2%)
Banks (1.5%)
UBS AG	6,818	365,324
Food Products (1.2%)
Nestle SA	647	298,670
Pharmaceuticals (1.5%)
Novartis AG	6,731	357,850
TOTAL SWITZERLAND		1,021,844
Taiwan (1.1%)
Diversified Telecommunication Services (1.1%)
Chunghwa Telecom Company, Ltd. ADR	14,184	272,333
TOTAL TAIWAN		272,333
United Kingdom (19.6%)
Aerospace & Defense (1.3%)
BAE Systems PLC	30,894	320,659
Banks (2.9%)
Barclays PLC	11,359	143,629
HSBC Holdings PLC§	18,436	363,130
Royal Bank of Scotland Group PLC	19,653	212,048
		718,807
Beverages (1.9%)
SABMiller PLC	15,332	461,384
Commercial Services & Supplies (0.5%)
Hays PLC	38,651	110,603

See Accompanying Notes to Financial Statements.
11

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Schedule of Investments (continued)
October 31, 2007

			Number of Shares	Value
COMMON STOCKS
United Kingdom
Food & Drug Retailing (1.6%)
Tesco PLC			38,016	$386,359
Metals & Mining (2.9%)
BHP Billiton PLC			18,120	695,245
Oil & Gas (2.7%)
BP	PL	C	24,372	316,782
Royal Dutch Shell PLC Class A§			7,659	335,611
				652,393
Pharmaceuticals (2.5%)
AstraZeneca PLC			4,180	205,651
GlaxoSmithKline PLC			15,567	399,478
				605,129
Tobacco (1.7%)
Imperial Tobacco Group PLC			8,218	416,748
Wireless Telecommunication Services (1.6%)
Vodafone Group PLC			100,281	394,790
TOTAL UNITED KINGDOM				4,762,117
TOTAL COMMON STOCKS (Cost $15,670,444)				23,151,117
SHORT-TERM INVESTMENTS (28.4%)
State Street Navigator Prime Portfolio§§			6,491,707	6,491,707
			Par	(000)
State Street Bank and Trust Co. Euro Time Deposit, 3.600%, 11/01/07			$408	408,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,899,707)				6,899,707
TOTAL INVESTMENTS AT VALUE (123.5%) (Cost $22,570,151)				30,050,824
LIABILITIES IN EXCESS OF OTHER ASSETS (-23.5%)				(5,714,257)
NET ASSETS (100.0%)				$24,336,567

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.
12

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Statement of Assets and Liabilities
October 31, 2007

Assets
Investments at value, including collateral for securities on loan of $6,491,707 (Cost $22,570,151) (Note 2)	$30,050,824[1]
Cash	15
Foreign currency at value (cost $771,920) (Note 2)	775,518
Dividend and interest receivable	41,311
Receivable from investment adviser (Note 3)	3,067
Prepaid expenses and other assets	14,888
Total Assets	30,885,623
Liabilities
Administrative services fee payable (Note 3)	1,553
Payable upon return of securities loaned (Note 2)	6,491,707
Directors' fee payable	10,269
Other accrued expenses payable	45,527
Total Liabilities	6,549,056
Net Assets
Capital stock, $0.001 par value (Note 6)	1,436
Paid-in capital (Note 6)	154,146,213
Undistributed net investment income	476,502
Accumulated net realized loss on investments and foreign currency transactions	(137,772,007)
Net unrealized appreciation from investments and foreign currency translations	7,484,423
Net Assets	$24,336,567
Shares outstanding	1,435,624
Net asset value, offering price, and redemption price per share	$16.95

1  Including $6,204,865 of securities on loan.

See Accompanying Notes to Financial Statements.
13

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Statement of Operations
For the Year Ended October 31, 2007

Investment Income (Note 2)
Dividends	$745,467
Interest	52,144
Securities lending	25,533
Foreign taxes withheld	(72,828)
Total investment income	750,316
Expenses
Investment advisory fees (Note 3)	219,698
Administrative services fees (Note 3)	16,157
Printing fees (Note 3)	34,658
Audit and tax fees	23,898
Directors' fees	21,570
Registration fees	19,707
Custodian fees	19,537
Legal fees	17,099
Interest expense (Note 4)	4,375
Transfer agent fees	2,654
Insurance expense	1,640
Commitment fees (Note 4)	656
Miscellaneous expense	14,813
Total expenses	396,462
Less: fees waived (Note 3)	(135,569)
Net expenses	260,893
Net investment income	489,423
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	7,099,401
Net realized loss from foreign currency transactions	(12,907)
Net change in unrealized appreciation (depreciation) from investments	(1,028,500)
Net change in unrealized appreciation (depreciation) from foreign currency translations	19,398
Net realized and unrealized gain from investments and foreign currency related items	6,077,392
Net increase in net assets resulting from operations	$6,566,815

See Accompanying Notes to Financial Statements.
14

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Statements of Changes in Net Assets

	For the Year Ended October 31, 2007	For the Year Ended October 31, 2006
From Operations
Net investment income	$489,423	$470,013
Net realized gain from investments and foreign currency transactions	7,086,494	3,537,314
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(1,009,102)	2,229,296
Net increase in net assets resulting from operations	6,566,815	6,236,623
From Dividends
Dividends from net investment income	(435,704)	(664,128)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	265,757	1,155,205
Reinvestment of dividends	356,087	561,640
Net asset value of shares redeemed	(12,622,705)	(5,743,628)
Net decrease in net assets from capital share transactions	(12,000,861)	(4,026,783)
Net increase (decrease) in net assets	(5,869,750)	1,545,712
Net Assets
Beginning of year	30,206,317	28,660,605
End of year	$24,336,567	$30,206,317
Undistributed net investment income	$476,502	$435,690

See Accompanying Notes to Financial Statements.
15

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$13.58	$11.32	$9.73	$8.92	$7.19
INVESTMENT OPERATIONS
Net investment income[1]	0.26	0.19	0.16	0.13	0.09
Net gain on investments and foreign currency related items (both realized and unrealized)	3.31	2.33	1.75	0.97	1.69
Total from investment operations	3.57	2.52	1.91	1.10	1.78
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.20)	(0.26)	(0.32)	(0.05)	(0.05)
Distributions from net realized gains	—	—	—	(0.24)	—
Total dividends and distributions	(0.20)	(0.26)	(0.32)	(0.29)	(0.05)
Net asset value, end of year	$16.95	$13.58	$11.32	$9.73	$8.92
Total return[2]	26.56%	22.55%	19.95%	12.50%	24.90%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$24,337	$30,206	$28,661	$55,190	$161,971
Ratio of expenses to average net assets	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	1.78%	1.55%	1.55%	1.38%	1.17%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.49%	0.46%	0.38%	0.22%	0.22%
Portfolio turnover rate	36%	48%	55%	98%	151%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.
16

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements
October 31, 2007

Note 1. Organization

The Credit Suisse Institutional Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers two managed investment funds, one of which, the International Focus Portfolio (the "Portfolio"), is contained in this report. The Portfolio is classified as diversified and has long-term capital appreciation as its investment objective. The Fund was incorporated under the laws of the State of Maryland on May 14, 1992.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into

17

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios, advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued

18

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2007, the Portfolio had no open forward foreign currency contracts.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2007, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $324,749 of which $293,435 was rebated to borrowers (brokers). The Portfolio retained $25,533 in income from the cash collateral investment and SSB, as lending agent, was paid $5,781. The Portfolio may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending income is accrued as earned.

19

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

J) OTHER — The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

The Portfolio may invest up to 10% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values and the difference could be material.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.80% of the Portfolio's average daily net assets. For the year ended October 31, 2007, investment advisory fees earned and voluntarily waived were $219,698 and $135,569, respectively. Credit Suisse will not recapture from the Portfolio any fees they waived or reimbursed for the fiscal year ended October 31, 2007. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Limited ("Credit Suisse U.K.") and Credit Suisse Asset Management Limited ("Credit Suisse Australia"), each an affiliate of Credit Suisse, are sub-investment advisers to the Portfolio (the "Sub-Advisors"). Credit Suisse U.K.'s and Credit Suisse Australia's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Portfolio.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its

20

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements (continued)
October 31, 2007

Note 3. Transactions with Affiliates and Related Parties

co-administrative services, CSAMSI received a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the year ended October 31, 2007, co-administrative services fees earned by CSAMSI were $2,494. Effective December 1, 2006, CSAMSI is no longer charging a fee.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2007, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $13,663.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the year ended October 31, 2007, Merrill was paid $27,165 for its services to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal funds rate plus 0.50%. At October 31, 2007, the Portfolio had no loans outstanding under the Credit Facility. During the year ended October 31, 2007, the Portfolio had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate%	Maximum Daily Loan Outstanding
$1,817,133	5.779%	$5,108,000

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2007, purchases and sales of investment securities (excluding short-term investments) were $9,478,711 and $20,853,245, respectively.

21

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements (continued)
October 31, 2007

Note 6. Capital Share Transactions

The Fund is authorized to issue up to sixteen billion full and fractional shares of common stock of separate series having a $.001 par value per share. Shares of two series have been classified, one of which constitutes the interest in the Portfolio. Transactions in capital shares of the Portfolio were as follows:

	For the Year Ended October 31, 2007	For the Year Ended October 31, 2006
Shares sold	17,878	94,928
Shares issued in reinvestment of dividends	25,399	46,881
Shares redeemed	(831,406)	(449,545)
Net decrease	(788,129)	(307,736)

Effective March 1, 2007, the Portfolio imposes a 2% redemption fee on shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Portfolio and becomes part of the Portfolio's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

On October 31, 2007, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
2	89%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the years ended October 31, 2007 and 2006 were as follows:

Ordinary Income
2007	2006
$435,704	$664,128

22

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements (continued)
October 31, 2007

Note 7. Federal Income Taxes

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to losses deferred on wash sales and cumulative basis adjustments on Partnerships. At October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$479,076
Accumulated realized loss	(137,721,958)
Unrealized appreciation	7,431,800
$(129,811,082)

At October 31, 2007, Portfolio had capital loss carryforwards available to offset possible future capital gains as follows:

Expires October 31,
2009	2010
$63,200,470	$74,521,488

Included in the Portfolio's capital loss carryforwards which expire in 2009 and 2010 is $3,582,266 and $3,062,409 respectively, acquired in the Credit Suisse International Fund merger, which is subject to IRS limitations.

During the tax year ended October 31, 2007, the Portfolio utilized $7,118,443 of the capital loss carryforward.

It is uncertain whether the Portfolio will be able to realize the benefits of the capital loss carryforward before they expire.

As of October 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $22,622,775, $7,820,520, $(392,471) and $7,428,049, respectively.

At October 31, 2007, the Portfolio reclassified $12,907 from accumulated net realized loss from investments to accumulated undistributed net investment income, to adjust for current period permanent book/tax differences that arose principally from differing book/tax treatments of foreign currency contracts. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents.

23

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements (continued)
October 31, 2007

Note 8. Contingencies

The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. On December 22, 2006, the SEC indicated that they would not object if the Portfolio implements FIN 48 in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Management is evaluating the application of the Interpretation to the Portfolio and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio's financial statements.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

24

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Credit Suisse Institutional Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the International Focus Portfolio (one portfolio of the Credit Suisse Institutional Fund, Inc., hereafter referred to as the "Fund") at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 26, 2007

25

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Information Concerning Directors and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Director, Nominating Committee Member and Audit Committee Chairman	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	36	Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company (a closed-end investment company); Director of Petroleum and Resources Corporation (a closed-end investment company).

Richard H. Francis c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1932)	Director, Nominating and Audit Committee Member	Since 1999	Currently retired	29	None

Jeffrey E. Garten[2] Box 208200 New Haven, Connecticut 06520-8200 (1946)	Director, Nominating and Audit Committee Member	Since 1998	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	29	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Alcan, Inc. (smelting and refining of nonferrous metals company).

1   Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

26

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Peter F. Krogh SFS/ICC 702 Georgetown University Washington, DC 20057 (1937)	Director, Nominating and Audit Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	29	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Directors, Nominating Committee Chairman and Audit Committee Member	Director since 1999 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	36	Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

Interested Director

Michael E. Kenneally[2] c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1954)	Director	Since 2004	Chairman and Global Chief Executive Officer of Credit Suisse from March 2003 to July 2005; Chairman and Chief Investment Officer of Banc of America Capital Management from 1998 to March 2003.	29	None

2   Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because he was an officer of Credit Suisse within the last two fiscal years.

27

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

Lawrence D. Haber c/o Credit Suisse Asset Management, LLC. Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1951)	Chief Executive Officer and President	Since 2007	Managing Director and Chief Operating Officer of Credit Suisse; Member of Credit Suisse's Management Committee; Chief Financial Officer of Merrill Lynch Investment Managers from 1997 to 2003.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Robert Rizza Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1965)	Treasurer	Since 2006	Vice President of Credit Suisse; Associated with Credit Suisse since 1998; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.

28

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
October 31, 2007 (unaudited)

Important Tax Information for Shareholders

For the fiscal year ended October 31, 2007, the Portfolio designates approximately $435,704, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Portfolio pays a distribution during calendar year 2007, complete information will be reported in conjunction with Form 1099-DIV.

29

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

30

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  INSTFUND-AR-1007

CREDIT SUISSE
INSTITUTIONAL FUND

Annual Report

October 31, 2007

CREDIT SUISSE INSTITUTIONAL FUND, INC.

■  ASIA BOND PORTFOLIO

The Portfolio's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of October 31, 2007; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Annual Investment Adviser's Report
October 31, 2007 (unaudited)

December 3, 2007

Dear Shareholder:

The Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio1 commenced operations on May 1, 2007. The Portfolio seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation. To pursue this goal, the Portfolio invests primarily in bonds and other debt securities of Asian sovereign and corporate issuers. Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds of Asian issuers and derivatives that reflect the performance of bonds of Asian issuers. The portion of the Portfolio's assets not invested in those investments may be invested in debt securities issued by the U.S. government, its agencies and instrumentalities, U.S. companies and multinational organizations, such as the Asian Development Bank, as well as non-Asian derivatives and other assets. The Portfolio may invest without limit in emerging markets and in issuers of any market capitalization, including start-ups.

For the period from May 1, 2007 to October 31, 2007, Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio1 had a gain of 4.05% versus an increase of 4.74% for the HSBC Asian Local Bond Index.2

Market Review: Asian currencies perform strongly

The period ended October 31, 2007, was a strong one for Asian markets.

Since the launch of the Portfolio in May 2007, we have seen financial markets enter a period of heightened volatility. Clearly this has been led by the slowdown in U.S. housing, specifically the sub-prime mortgage sector. Despite this weakness in the United States economy investors have begun to seek alternatives to the U.S. dollar as the global economy is expected to remain resilient. Additionally, Asian markets are performing well as fundamentals remain supportive. In particular, Asian currencies have performed strongly, as the region is well placed as a lender to the United States.

Bond yields in the region have been mixed, highlighting the increasing focus on domestic considerations as a driver of fixed income markets in the region. Although domestic sources of inflationary pressures in many economies remain contained, a fact that has facilitated an easing in monetary policy by the Indonesian, Philippines and Thai central banks, higher food and energy prices are cause for caution from central bankers. India and Korea had rate increases during the period (although both now have more neutral stances).

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Policy makers appear willing to promote a gradual shift toward more balanced economic growth by supporting domestic consumption and investment growth. In the absence of inflation, this means easier monetary policy is likely.

In local currency terms, Asian bond markets underperformed in the period of heightened risk aversion as some investors retreated to the traditional safe haven bond markets.

In U.S. dollar terms, Asian fixed income markets performed well as the Asian currencies have generally performed strongly over the period, up between 2.5% and 4.5% on average. The best performing currency was the Philippine peso, up 10% as the government made significant progress in its fiscal consolidation program. Additionally, sustained inflows from overseas worker remittances and investments continue to provide support. Greater currency flexibility appears to be the objective of Asian policy makers as many note the disinflationary benefits of an appreciation in their currency. The Monetary Authority of Singapore raised its targeted exchange rate appreciation as robust economic activity continued — the Singapore dollar rallied by 5%. The Chinese authorities are also dealing with the challenges of a rapidly growing economy and significant capital inflows. They continue to allow gradual appreciation in the Chinese Renminbi, up 3.75%.

In credit markets, the first half of the year was a continuation of 2006, when many investors piled into all manner of risky assets in search of yield. Accordingly, in a market with a generally favorable fundamental picture (there were no defaults recorded for the 12 months ended October 2007), the high yield credit sub-sector outperformed its investment grade cousin. This was notwithstanding a material increase in high yield supply, particularly in Chinese property development. Subsequently, credit became increasingly expensive with spreads at historical highs.

Since August, however, the gains to credit of the previous 12 months were erased as the reaction to the U.S. sub-prime story forced a global liquidity squeeze and generic spread widening. As an industry, banks were hit first and hardest in Asia. In addition to their potential exposure to the distressed U.S. mortgages via collateralized debt obligations, banks are the largest, most frequent issuers in Asia (hence greater price discovery). This has compounded difficulties for faster growing issuers, such as Indian banks, who are effectively forced to pay very high spreads relative to their perceived credit quality in order to meet immediate funding needs. Asian high yield credit has also underperformed significantly against its U.S. high yield equivalent. This could be reflective of generally weaker issue structures, perceived lower liquidity, and continued new supply (again, largely in the Chinese property sector) in the windows of relative calm.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Strategic Review and Market Outlook: Expecting Asian currencies to continue outperforming over the medium term high

For the period ended October 31, 2007, the Fund returned 4.05%, as compared to 4.74% for the benchmark. Contributing to performance was the Portfolio's long positions in a basket of Asian currencies and short position in U.S. Dollars. Detracting from performance was the relatively small exposure to credit, which nonetheless hurt performance given underperforming credit markets globally.

During the period, we have maintained a long currency exposure to South East Asian currencies. We believe the U.S. Dollar is likely to continue to under perform relative to these currencies — as medium to longer term valuations remain attractive.

We expect the U.S. Dollar will continue to come under pressure as the global economy rebalances away from U.S.-consumer led growth — growth that has been financed by borrowing from Asia, as demonstrated by its large current account surpluses and foreign exchange reserves.

Asia retains its export competitiveness while domestic investment is encouraged. In our opinion, initiatives such as development of domestic bond markets, recycling of FX reserves into Asia, and easier monetary policy (as real yields fall courtesy of structurally lower inflationary trajectories) are positive developments for Asian fixed income and currency markets.

Additionally, in some markets such as Singapore, currency appreciation may be used as a means to counter imported inflationary food and commodity pressures. Although inflationary pressures appear contained, we do maintain a vigilant local interest rate stance.

We have maintained a relative defensive position in Asian credit markets, with a very small weighting to Asian High Yield. While we believe fundamentals in the region argue for an out performance of Asian credits relative to global credit markets, we are wary of the correlation credit markets are likely to exhibit in the short to medium term.

Further, we have been underweight in the Asian high yield sector, with a preference for investment-grade quasi sovereign and higher rated bank exposure — primarily reflecting our view of relative value.

Asian high-grade corporate credit markets remain relatively more robust fundamentally than their European and North American peers, with a strong macroeconomic backdrop and defensive industry characteristics. At current spreads, the high-grade sector appears to be more attractively priced. We are likely to maintain our overweight view of this sub-sector as we are of the opinion

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

that the recent spread widening is driven largely by technical and liquidity issues, rather than fundamental concerns. Our outlook for the high yield sub-sector, however, remains more cautious as even though macro fundamentals remain reasonably strong, valuations are still relatively expensive. Further, with the potential for U.S. recession, or at least a slow down, default rates are likely to rise from their historic lows (i.e., risks are broadly to the downside fundamentally). Our strategy will continue to selectively hold high yield names where we see fundamental improvement and cheap valuations.

The Credit Suisse Asia Bond Management Team

Robert Mann
Victor Rodriguez
Andrew Bartlett
Adam McCabe
Thomas Kwan

Fixed income investing entails credit risks and interest rate risks. Typically, when interest rates rise, the market value of fixed income securities generally declines and the share price of the Portfolio can fall. Additionally, the Portfolio may involve a greater degree of risk than other funds that invest in larger, more-developed markets. International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods; these risks are heightened for emerging-market investments.

High-yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risk than those found in higher rated securities. The Portfolio is non-diversified, which means that it may invest a greater proportion of its assets in the securities of a smaller number of issuers and may, therefore, be subject to greater volatility.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Comparison of Change in Value of $1,000,000 Investment in the
Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio1 and the
HSBC Asian Local Bond Index2 from Inception (5/01/07).

Cumulative Returns as of September 30, 20071

Inception to Date
1.81%

Cumulative Returns as of October 31, 20071

Inception to Date
4.05%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of portfolio shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The HSBC Asian Local Bond Index (ALBI), tracks the total return performance of a bond portfolio which consists of local currency denominated high quality and liquid bonds in Asia ex-Japan. The ALBI includes bonds from the following countries/region: Korea, Hong Kong SAR, India, Singapore, Taiwan, Malaysia, Thailand, Philippines, Indonesia and China. Investors cannot invest directly in an index.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2007.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended October 31, 2007

Actual Portfolio Return
Beginning Account Value 5/1/07	$1,000.00
Ending Account Value 10/31/07	$1,040.50
Expenses Paid per $1,000*	$3.34
Hypothetical 5% Portfolio Return
Beginning Account Value 5/1/07	$1,000.00
Ending Account Value 10/31/07	$1,021.93
Expenses Paid per $1,000*	$3.31
Annualized Expense Ratios*	0.65%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Credit Quality Breakdown*

Ratings S&P
AA	10.9%
A	35.9%
BBB	12.9%
BB	10.3%
B	0.8%
NR	9.9%
Subtotal	80.7%
Short-Term Investments	19.3%
Total	100.0%

*  Expressed as a percentage of total investments and may vary over time.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Schedule of Investments
October 31, 2007

Par (000)	Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS (80.3%)
Australia (1.8%)
Banks (0.7%)

1,500	USDCommonwealth Bank of Australia, Series EMTN, Senior Subordinated Notes (08/11/09 @ $100.00)#	(AA-, Aa2)	08/11/14	5.180	$1,493,025
1,500	USDNational Australia Bank, Ltd., Series EMTN, Subordinated Notes (Callable 06/23/09 @ $100.00)#	(AA-, Aa2)	06/23/14	5.510	1,504,731
					2,997,756
Sovereign (1.1%)
7,000	USDTasmanian Public Finance Corp., Government Guaranteed Notes	(A-1+, NR)	01/02/08	4.000	4,812,328
	TOTAL AUSTRALIA				7,810,084
China (1.8%)
Chemicals (0.4%)
1,686	USDTowngas China Company, Ltd., Company Guaranteed Notes	(BBB-, Ba1)	09/23/11	8.250	1,797,047
Forest Products (1.4%)
5,900	USDSino-Forest Corp., Senior Notes	(BB-, Ba2)	08/17/11	9.125	6,224,500
	TOTAL CHINA				8,021,547
Hong Kong (6.3%)
Banking (2.4%)
3,000	USDBangkok Bank PLC, Subordinated Notes	(BBB, Baa1)	03/15/29	9.025	3,690,012
3,000	USDChinatrust Commercial Bank, Subordinated Notes (Callable 03/17/15 @ $100.00)#	(BBB, Baa1)	03/17/15	5.625	2,898,030
4,000	USDWing Hang Bank, Ltd., Series EMTN, Subordinated Notes (Callable 04/20/17 @ $100.00)#	(NR, A3)	04/20/17	6.000	3,898,744
					10,486,786
Commercial Services (2.6%)
10,000	USDHutchison Whampoa, Ltd, Company Guaranteed Bonds	(A-, A3)	11/24/33	7.450	11,462,060
Distribution & Wholesale (0.2%)
1,000	USDLi & Fung, Ltd., Senior Unsecured Notes	(A-, A3)	05/16/17	5.500	991,017
Diversified Financials (1.1%)
3,000	USDPCCW-HWT Capital No. 2, Ltd, Company Guaranteed Notes	(BBB, Baa2)	07/15/13	6.000	3,081,270
1,700	USDWharf Finance, Ltd, Series EMTN, Notes	(BBB, NR)	11/06/17	6.125	1,697,994
					4,779,264
	TOTAL HONG KONG				27,719,127

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Schedule of Investments (continued)
October 31, 2007

Par (000)	Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS
India (5.9%)
Banking (3.9%)

9,000	USDICICI Bank, Ltd., Series EMTN, Bonds	(BBB-, Baa2)	10/22/08	4.750	$8,945,244
8,000	USDState Bank of India/London, Senior Notes	(BBB-, Baa2)	12/08/09	4.750	7,939,744
					16,884,988
Electric - Generation (1.3%)
6,000	USDNTPC, Ltd., Series EMTN, Notes	(BBB-, NR)	03/02/16	5.875	5,867,652
Metals & Mining (0.7%)
2,900	USDVedanta Resources PLC, Senior Unsubordinated Notes	(BB, Ba1)	02/22/10	6.625	2,907,986
	TOTAL INDIA				25,660,626
Indonesia (8.6%)
Automobile Parts & Equipment (0.1%)
450	USDGT 2005 Bonds BV, Company Guaranteed Bonds	(B, B2)	07/21/10	10.250	466,313
Sovereign (7.8%)
100,000,000	IDRIndonesia Government, Series FR23, Bonds	(BB+, NR)	12/15/12	11.000	11,994,449
70,250,000	IDRIndonesia Government, Series FR26, Bonds	(BB+, Ba3)	10/15/14	11.000	8,502,899
50,000,000	IDRIndonesia Government, Series FR33, Bonds	(BB+, Ba3)	03/15/13	12.500	6,353,061
60,000,000	IDRIndonesia Government, Series FR40, Bonds	(BB+, Ba3)	09/15/25	11.000	7,085,230
					33,935,639
Transportation (0.7%)
3,510	USDBLT Finance BV, Company Guaranteed Notes (Callable 05/15/12 @ $103.75)	(B+, NR)	05/15/14	7.500	3,206,062
	TOTAL INDONESIA				37,608,014
Malaysia (22.7%)
Banking (0.8%)
3,500	USDPublic Bank Berhad, Subordinated Notes (Callable 06/20/12 @ $100.00)#	(BBB+, A3)	06/20/17	5.000	3,461,731
Oil & Gas (1.8%)
7,400	USDPetronas Capital, Ltd. Company Guaranteed Notes	(A-, A1)	05/22/12	7.000	7,998,053
Sovereign (20.1%)
50,000	MYRMalaysian Government, Bonds	(A+, A3)	03/15/09	7.000	15,692,519
70,000	MYRMalaysian Government, Bonds	(A+, A3)	04/13/10	3.869	21,181,182
90,000	MYRMalaysian Government, Bonds	(A+, A3)	09/15/16	4.262	28,037,226
20,000	MYRMalaysian Government, Bonds	(A+, A3)	02/15/17	3.814	6,019,460
5,000	USDMalaysian Government, Notes	(A-, A3)	06/01/09	8.750	5,297,390
12,000	USDSarawak International, Inc., Company Guaranteed Notes	(A-, Baa1)	08/03/15	5.500	11,920,908
					88,148,685
	TOTAL MALAYSIA				99,608,469

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Schedule of Investments (continued)
October 31, 2007

Par (000)	Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS
Singapore (8.8%)
Banking (7.6%)

13,000	USDDBS Bank, Ltd., Junior Subordinated Notes	(A, Aa2)	05/15/11	7.125	$13,844,818
9,000	USDOversea-Chinese Banking Corp., Subordinated Notes	(A+, Aa2)	09/06/11	7.750	9,822,681
10,000	USDUnited Overseas Bank, Ltd., Subordinated Notes	(A-, Aa2)	07/02/13	4.500	9,552,630
					33,220,129
Electric (1.2%)
3,000	USDSP Powerassets, Ltd., Notes	(AA, Aa1)	10/22/08	3.800	2,978,304
2,500	USDSP Powerassets, Ltd., Notes	(AA, Aa1)	10/22/13	5.000	2,498,655
					5,476,959
	TOTAL SINGAPORE				38,697,088
South Korea (21.9%)
Banking (12.6%)
20,000,000	KRWKorea Development Bank, Series 0502, Bonds	(NR, NR)	05/02/08	5.480	21,660,264
10,000,000	KRWKorea Development Bank, Series 0824, Bonds	(NR, NR)	08/24/08	5.620	10,637,060
10,000	USDNational Agricultural Cooperative Federation, Series EMTN, Subordinated Notes (Callable 04/26/12 @ $100.00)#	(A-, A2)	04/26/17	5.375	9,898,700
6,000	USDShinhan Bank, Series EMTN, Subordinated Notes (Callable 07/15/10 @ $100.00)#	(BBB, A2)	07/15/15	5.125	6,018,288
6,400,000	KRWWoori Bank, Series 1006, Bonds	(NR, NR)	06/27/08	5.230	7,094,763
					55,309,075
Sovereign (8.9%)
16,750,000	KRWKorea Government CPI Linked, Series 1703, Bonds	(AA, A2)	03/10/17	2.750	17,605,130
10,000,000	KRWKorea Treasury Bond	(AA, A2)	09/10/16	5.000	10,691,296
10,000,000	KRWKorea Treasury Bond	(AA, A2)	03/10/27	5.250	10,663,639
					38,960,065
Telecommunications (0.4%)
2,000	USDHanarotelecom, Inc., Senior Notes	(BB, Ba2)	02/01/12	7.000	1,945,506
	TOTAL SOUTH KOREA				96,214,646
Thailand (2.5%)
Chemicals (2.5%)
2,500	USDAromatics (Thailand) PCL, Unsecured Notes	(BBB, Baa3)	07/20/12	5.500	2,496,602
500	USDIRPC PCL, Unsubordinated Notes	(BBB-, Baa3)	05/25/17	6.375	503,573
8,000	USDPTT Chemical PCL, Series 0311, Unsubordinated Notes	(BBB, Baa3)	06/24/15	5.500	7,788,344
	TOTAL THAILAND				10,788,519
	TOTAL BONDS (Cost $350,128,390)				352,128,120

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Schedule of Investments (continued)
October 31, 2007

Par (000)		Maturity	Rate%	Value
SHORT-TERM INVESTMENTS (19.2%)
$75,000	Bank of Montreal (Time Deposit)^^	11/01/07	4.830	$75,000,000
9,223	State Street Bank and Trust Co. Euro Time Deposit‡‡	11/01/07	3.600	9,223,000
TOTAL SHORT-TERM INVESTMENTS (Cost $84,223,000)				84,223,000
TOTAL INVESTMENTS AT VALUE (99.5%) (Cost $434,351,390)				436,351,120
OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)				2,001,733
NET ASSETS (100.0%)				$438,352,853

INVESTMENT ABBREVIATIONS

EMTN = Euro Medium Term Note

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate shown is the rate as of October 31, 2007.

^^  Collateral segregated for swap contracts.

‡‡  Collateral segregated for futures contracts.

IDR = Indonesian Rupiah

KRW = South Korean Won

MYR = Malaysian Ringgit

USD = U.S. Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Statement of Assets and Liabilities
October 31, 2007

Assets
Investments at value (Cost $434,351,390) (Note 2)	$436,351,120
Cash	185
Foreign currency at value (cost $28,564)	28,812
Interest receivable	3,928,743
Unrealized appreciation on forward currency contracts (Note 2)	3,766,265
Cash segregated at brokers for futures contracts	2,970,920
Unrealized appreciation on open swap contracts	2,880,469
Receivable for fund shares sold	2,029,135
Variation margin receivable (Note 2)	419,716
Interest receivable for open swap contracts	388,710
Offering costs (Note 3)	41,655
Prepaid expenses	4,151
Total Assets	452,809,881
Liabilities
Advisory fee payable (Note 3)	188,770
Administrative services fee payable (Note 3)	20,415
Payable for investments purchased	12,304,793
Unrealized depreciation on forward currency contracts (Note 2)	1,474,567
Payable for fund shares redeemed	304,397
Offering costs payable (Note 3)	62,444
Directors' fee payable	12,134
Other accrued expenses payable	89,508
Total Liabilities	14,457,028
Net Assets
Capital stock, $0.001 par value (Note 6)	42,869
Paid-in capital (Note 6)	428,298,425
Undistributed net investment income	3,153,450
Accumulated net realized gain from investments, futures contracts, swaps contracts and foreign currency transactions	184,829
Net unrealized appreciation from investments, futures contracts, swap contracts and foreign currency translations	6,673,280
Net Assets	$438,352,853
Shares outstanding	42,869,318
Net asset value, offering price, and redemption price per share	$10.23

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Statement of Operations
For the Period May 1, 20071 through October 31, 2007

Investment Income (Note 2)
Interest	$9,269,926
Foreign taxes withheld	(234,995)
Total investment income	9,034,931
Expenses
Investment advisory fees (Note 3)	892,839
Administrative services fees (Note 3)	52,033
Custodian fees	65,186
Offering costs (Note 3)	42,346
Legal fees	38,538
Audit and tax fees	30,930
Directors' fees	19,671
Printing fees (Note 3)	14,848
Commitment fees (Note 4)	6,481
Transfer agent fees	3,494
Insurance expense	2,149
Registration fees	2,046
Miscellaneous expense	5,104
Total expenses	1,175,665
Less: fees waived (Note 3)	(14,975)
Net expenses	1,160,690
Net investment income	7,874,241
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts and Foreign Currency Related Items
Net realized gain from investments	1,243,117
Net realized loss from futures contracts	(2,121,298)
Net realized gain from swap contracts	1,130,512
Net realized gain from foreign currency transactions	1,633,727
Net change in unrealized appreciation (depreciation) from investments	1,999,730
Net change in unrealized appreciation (depreciation) from futures contracts	(650,316)
Net change in unrealized appreciation (depreciation) from swap contracts	2,880,469
Net change in unrealized appreciation (depreciation) from foreign currency translations	2,443,397
Net realized and unrealized gain from investments, futures contracts, swap contracts and foreign currency related items	8,559,338
Net increase in net assets resulting from operations	$16,433,579

1  Commencement of operations.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Statement of Changes in Net Assets

For the Period Ended October 31, 2007[1]
From Operations
Net investment income	$7,874,241
Net realized gain from investments, futures contracts, swap contracts and foreign currency transactions	1,886,058
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts and foreign currency translations	6,673,280
Net increase in net assets resulting from operations	16,433,579
From Dividends
Dividends from net investment income	(6,464,366)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	476,521,491
Net asset value of shares redeemed	(48,137,851)
Net increase in net assets from capital share transactions	428,383,640
Net increase in net assets	438,352,853
Net Assets
Beginning of period	—
End of period	$438,352,853
Undistributed net investment income	$3,153,450

1  For the period May 1, 2007 (commencement of operations) through October 31, 2007.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout the Period)

For the Period Ended October 31, 2007[1]
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.22
Net gain on investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	0.18
Total from investment operations	0.40
LESS DIVIDENDS
Dividends from net investment income	(0.17)
Net asset value, end of period	$10.23
Total return[3]	4.05%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$438,353
Ratio of expenses to average net assets[4]	0.65%
Ratio of net investment income to average net assets[4]	4.41%
Decrease reflected in above operating expense ratios due to waivers/reimbursements[4]	0.01%
Portfolio turnover rate	18%

1  For the period May 1, 2007 (commencement of operations) through October 31, 2007.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements
October 31, 2007

Note 1. Organization

Credit Suisse Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company and currently offers two managed investment funds, one of which, the Asia Bond Portfolio (the "Portfolio"), is contained in this report. The Portfolio's objective is to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation. The Fund was incorporated under the laws of the State of Maryland on May 14, 1992.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Securities, options, futures contracts and other assets (including swap and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios, advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2007, the Portfolio had the following open forward foreign currency contracts:

Forward Foreign Currency Contract	Expiration Date	Foreign Currency to be Purchased/(Sold)		Contract Amount	Contract Value	Unrealized Gain (Loss)
Yuan Renminbi	2/14/08	CNY	126,492,000	$17,261,463	$17,315,766	$54,303
Yuan Renminbi	4/14/08	CNY	49,841,137	6,803,322	6,906,137	102,815
Yuan Renminbi	7/23/08	CNY	81,995,868	11,394,784	11,576,737	181,953
Yuan Renminbi	10/14/08	CNY	126,492,000	17,956,901	18,150,948	194,047
Yuan Renminbi	2/14/08	CNY	(126,492,000)	(17,263,819)	(17,315,766)	(51,947)
Indian Rupee	11/30/07	INR	370,097,000	9,100,000	9,397,260	297,260
Indian Rupee	2/14/08	INR	705,901,899	17,888,875	17,863,748	(25,127)
Indian Rupee	4/15/08	INR	141,593,967	3,468,740	3,573,409	104,669
Japanese Yen	2/14/08		¥2,047,544,136	17,745,077	17,972,399	227,322
South Korean Won	2/14/08	KRW	(2,226,000,000)	(2,445,213)	(2,479,983)	(34,770)
Malaysian Ringgit	1/15/08	MYR	34,089,688	10,047,064	10,272,573	225,509
Malaysian Ringgit	2/14/08	MYR	64,256,641	19,138,958	19,392,909	253,951
Philippine Peso	2/14/08	PHP	79,578,000	1,800,000	1,813,108	13,108
Philippine Peso	12/20/07	PHP	(1,300,000,000)	(28,440,166)	(29,698,607)	(1,258,441)
Singapore Dollar	2/14/08	SGD	219,994,497	150,802,961	152,887,088	2,084,127
Singapore Dollar	1/25/08	SGD	(7,000,000)	(4,729,730)	(4,859,139)	(129,409)
Taiwan Dollar	4/24/08	TWD	529,237,500	16,500,000	16,552,328	52,328
				$247,029,217	$249,320,915	$2,291,698

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

I) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At October 31, 2007, the Portfolio had the following open futures contracts:

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)
Korea Treasury 3 Year Bond Futures	800	12/14/07	$95,253,603	$94,903,964	$(349,639)
U.S. Treasury 10 Bonds Futures	(700)	12/19/07	(76,874,233)	(77,010,938)	(136,705)
U.S. Treasury 20 Year Bond Futures	(146)	12/19/07	(16,274,716)	(16,438,688)	(163,972)
			$(93,148,949)	$(93,449,626)	$(300,677)
			$2,104,654	$1,454,338	$(650,316)

J) SWAPS — The Portfolio may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Portfolio will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract.

The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Portfolio records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At October 31, 2007 the Portfolio had the following swap contracts:

Interest Rate Swaps

Currency		Notional Amount	Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable on Default	Unrealized Appreciation/ (Depreciation)
							Non-Deliverable
	KRW	30,000,000,000	5/11/12	CITI	Receive	5.21%	Interest Rate Swap	$1,218,694
KRW		(30,000,000,000)	5/11/12	CITI	Pay	4.96%	Non-Deliverable Interest Rate Swap	(874,995)
THB		330,000,000	6/04/14	CITI	Receive	3.96%	Non-Deliverable Interest Rate Swap	(374,908)
THB		(330,000,000)	6/04/14	CITI	Pay	3.95%	Non-Deliverable Interest Rate Swap	(164,317)
THB		330,000,000	6/09/14	CITI	Receive	4.15%	Non-Deliverable Interest Rate Swap	(297,228)
THB		(330,000,000)	6/09/14	CITI	Pay	3.91%	Non-Deliverable Interest Rate Swap	(140,788)
THB		325,000,000	6/14/12	CITI	Receive	4.15%	Non-Deliverable Interest Rate Swap	(146,349)
THB		(325,000,000)	6/14/12	CITI	Pay	3.75%	Non-Deliverable Interest Rate Swap	(172,693)
THB		717,600,000	7/24/11	CITI	Receive	4.04%	Non-Deliverable Interest Rate Swap	(877,408)
THB		(717,600,000)	7/24/11	CITI	Pay	3.86%	Non-Deliverable Interest Rate Swap	207,043
THB		450,000,000	8/6/11	CITI	Receive	4.26%	Non-Deliverable Interest Rate Swap	(393,351)
THB		(450,000,000)	8/6/11	CITI	Pay	3.92%	Non-Deliverable Interest Rate Swap	64,600
								$(1,951,700)

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

Currency Swaps

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay)	Deliverable on Default	Unrealized Appreciation/ (Depreciation)
USD	4,859,611	6/22/17	CITI	Receive USD	Non-Deliverable Cross Currency Swap	$98,310
KRW	(4,500,000,000)	6/22/17	CITI	Pay KRW	Non-Deliverable Cross Currency Swap	(322,109)
USD	6,951,233	7/10/08	CITI	Receive USD	Non-Deliverable Cross Currency Swap	129,084
KRW	(6,400,000,000)	7/10/08	CITI	Pay KRW	Non-Deliverable Cross Currency Swap	(238,482)
USD	10,614,584	8/28/08	CITI	Receive USD	Non-Deliverable Cross Currency Swap	110,073
KRW	(10,000,000,000)	8/28/08	CITI	Pay KRW	Non-Deliverable Cross Currency Swap	(602,802)
PHP	2,300,000,000	05/11/12	CITI	Receive PHP	Non-Deliverable Cross Currency Swap	6,107,215
USD	(48,749,470)	05/11/12	CITI	Pay USD	Non-Deliverable Cross Currency Swap	(1,266,024)
PHP	230,500,000	6/04/12	CITI	Receive PHP	Non-Deliverable Cross Currency Swap	384,191
USD	(5,000,000)	6/04/12	CITI	Pay USD	Non-Deliverable Cross Currency Swap	(114,400)
PHP	250,398,000	6/14/12	CITI	Receive PHP	Non-Deliverable Cross Currency Swap	663,267
USD	(5,400,000)	6/14/12	CITI	Pay USD	Non-Deliverable Cross Currency Swap	(116,154)
						$4,832,169
						$2,880,469

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan during the period May 1, 2007 to October 31, 2007.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

SSB had been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

L) OTHER — The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

The Portfolio's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Portfolio to operational and other risks as well. Some countries may have restrictions that could limit the Portfolio's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the portfolio to increased volatility or substantial declines in value.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Portfolio invests in junk bonds) the Portfolio's net asset value.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.50% of the Portfolio's average daily net assets. For the period ended October 31, 2007, investment advisory fees earned and voluntarily waived were $892,839 and $14,975, respectively. Credit Suisse will not recapture from the Portfolio any fees it waived during the year ended October 31, 2007. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Limited ("Credit Suisse Australia"), an affiliate of Credit Suisse, is sub-investment adviser to the Portfolio (the "Sub-Advisors"). Credit Suisse Australia's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Portfolio.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. No compensation is payable by the Fund to CSAMSI for co-administrative services.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the period ended October 31, 2007, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $52,033.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the period ended October 31, 2007, Merrill was paid $2,617 for its services to the Portfolio.

The Portfolio will reimburse Credit Suisse for offering costs in the amount of $62,444 that have been paid by Credit Suisse. Offering costs, including initial registration costs, were deferred and will be charged to expenses during the Portfolio's first year of operation. For the period ended October 31, 2007, $42,346 has been expensed to the Portfolio.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
October 31, 2007

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2007 and during the period ended October 31, 2007, the Portfolio had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the period ended October 31, 2007, purchases and sales of investment securities (excluding short-term investments) were $398,290,802 and $49,357,938, respectively.

Note 6. Capital Share Transactions

The Portfolio is authorized to issue up to sixteen billion full and fractional shares of capital stock of separate series having a $.001 par value per share. Shares of two series have been classified, one of which constitutes the interest in the Portfolio. Transactions in capital shares of the Portfolio were as follows:

	For the Period Ended October 31, 2007[1]
	Shares	Value
Shares sold	47,710,878	$476,521,491
Shares redeemed	(4,841,560)	(48,137,851)
Net increase	42,869,318	$428,383,640

1  For the period May 1, 2007 (commencement of operations) through October 31, 2007.

The Portfolio imposes a 2% redemption fee on shares currently being offered that are purchased and redeemed or exchanged within 30 days for the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Portfolio and becomes part of the Portfolio's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
October 31, 2007

Note 6. Capital Share Transactions

On October 31, 2007, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
1	100%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the period ended October 31, 2007 by the Portfolio were as follows:

Ordinary Income 2007
$6,464,366

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to losses deferred on wash sales and mark to market of forwards and futures contracts. At October 31, 2007, the components of distributable earnings on a tax basis by the Portfolio were as follows:

Undistributed net investment income	$3,230,154
Unrealized appreciation	6,781,405
$10,011,559

At October 31, 2007, the Fund had no capital loss carryforwards available to offset possible future capital gains.

At October 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $434,351,390, $3,566,248, $(1,566,518) and $1,999,730, respectively.

At October 31, 2007, the Portfolio reclassified $1,701,229 from accumulated loss and $42,346 from paid-in capital to undistributed net investment income, to adjust for current period permanent book/tax differences. These permanent

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
October 31, 2007

Note 7. Federal Income Taxes

differences are due to differing book/tax treatments of organization costs, foreign currency transactions and swap income reclass. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. During the period ended October 31, 2007, Management has adopted FIN 48. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Credit Suisse Institutional Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Asia Bond Portfolio (one portfolio of the Credit Suisse Institutional Fund, Inc., hereafter referred to as the "Fund") at October 31, 2007, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 26, 2007

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Information Concerning Directors and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Director, Nominating Committee Member and Audit Committee Chairman	Since Fund Inception	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	36	Director of Epoch Holding Corporation
(an investment
management and investment
advisory services
company);
Director of The
Adams Express
Company
(a closed-end
investment
company); Director
of Petroleum and Resources Corporation
(a closed-end
					investment company).

Richard H. Francis c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1932)	Director, Nominating and Audit Committee Member	Since Fund Inception	Currently retired	29	None

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 (1946)	Director, Nominating and Audit Committee Member	Since Fund Inception	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	29	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Alcan, Inc. (smelting and refining of nonferrous metals company).

1   Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Peter F. Krogh SFS/ICC 702 Georgetown University Washington, DC 20057 (1937)	Director, Nominating and Audit Committee Member	Since Fund Inception	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	29	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Directors, Nominating Committee Chairman and Audit Committee Member	Since Fund Inception	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	36	Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

Interested Director

Michael E. Kenneally[2] c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1954)	Director	Since Fund Inception	Chairman and Global Chief Executive Officer of Credit Suisse from March 2003 to July 2005; Chairman and Chief Investment Officer of Banc of America Capital Management from 1998 to March 2003.	29	None

2   Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because he was an officer of Credit Suisse within the last two fiscal years.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

Lawrence D. Haber c/o Credit Suisse Asset Management, LLC. Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1951)	Chief Executive Officer and President	Since 2007	Managing Director and Chief Operating Officer of Credit Suisse; Member of Credit Suisse's Management Committee; Chief Financial Officer of Merrill Lynch Investment Managers from 1997 to 2003.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since Fund Inception	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since Fund Inception	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Robert Rizza Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1965)	Treasurer	Since Fund Inception	Vice President of Credit Suisse; Associated with Credit Suisse since 1998; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
October 31, 2007 (unaudited)

Important Tax Information for Shareholders

For the fiscal year ended October 31, 2007, the Portfolio designates approximately $6,464,366, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Portfolio pays a distribution during calendar year 2007, complete information will be reported in conjunction with From 1099-DIV.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  INSTAB-AR-1007

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2007. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2007.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has three audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2006 and October 31, 2007.

	2006	2007
Audit Fees	$37,880	$40,648
Audit-Related Fees(1)	$9,735	$3,340
Tax Fees(2)	$7,545	$5,180
All Other Fees	—	—
Total	$55,160	$49,168

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($9,735 for 2006 and $3,340 for 2007).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2006 and October 31, 2007.

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	2006	2007
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2006	2007
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

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The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2006 and October 31, 2007:

	2006	2007
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2006 and October 31, 2007 were $17,280 and $8,520, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

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Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL FUND, INC.

/s/ Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	January 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	January 8, 2008

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	January 8, 2008

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